[CUNA Mutual Group/CUNA Mutual Insurance Society Letterhead]

August 29, 2011

VIA ELECTRONIC FILING
Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549

Re:	CUNA Mutual Variable Life Insurance Account, File No. 811-03915
CUNA Mutual Variable Annuity Account, File No. 811-08260
Rule 30b2-1 Filing

To Whom It May Concern:

As required by Rule 30e-2 under the Investment Company Act of 1940 (“Act”), as amended, each Registrant named above, each a unit investment trust registered as an investment company under the Act, mailed its contract owners the semiannual report for the management investment companies in which its subaccounts invest, which include the following:

T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio
MFS Variable Insurance TrustSM
MFS Strategic Income SeriesSM
Oppenheimer Variable Accounts Funds
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Small- & Mid-Cap Fund®/VA
Oppenheimer Main Street Fund®/VA
Panorama Series Fund, Inc.
Oppenheimer International Growth Fund®/VA
Franklin Templeton Variable Insurance Products Trust
Templeton Developing Markets Securities Fund
Mutual Global Discovery Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Ultra Series Fund
Conservative Allocation Fund
Moderate Allocation Fund
Aggressive Allocation Fund
Money Market Fund
Bond Fund
High Income Fund
Diversified Income Fund
Equity Income Fund

Large Cap Value Fund
Large Cap Growth Fund
Mid Cap Fund
Small Cap Fund
International Stock Fund
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Global Real Estate Fund
Invesco V.I. Government Securities Fund
Invesco Van Kampen V.I. Mid Cap Growth Fund
Invesco Van Kampen V.I. Growth and Income Fund
PIMCO Variable Insurance Trust
PIMCO CommodityRealReturn® Strategy Portfolio
PIMCO Total Return Portfolio
PIMCO Global Bond Portfolio (Unhedged)
BlackRock Variable Series Fund, Inc.
BlackRock Global Allocation V.I. Fund

We understand these management investment companies have separately filed these semiannual reports with the Securities and Exchange Commission on Form N-CSR.

We have included with this filing the cover, inside pages and back pages that we include with our mailing.

Please contact me at (608) 231-7495 if you have any questions regarding this filing.

Regards,

/s/Kerry A. Jung

Kerry A. Jung
Lead Attorney

Attachments

S E M I A N N U A L R E P O R T
For Period Ended June 30, 2011

This booklet contains the semiannual report for the Ultra Series Fund in which each of the CUNA Mutual Variable Annuity Account and CUNA Mutual Variable Life Insurance Account invests:

Conservative Allocation, Moderate Allocation, Aggressive Allocation, Money Market, Bond, High Income, Diversified Income, Equity Income, Large Cap Value, Large Cap Growth, Mid Cap, Small Cap, and International Stock Funds, each a series of the Ultra Series Fund.

MEMBERS® Variable Annuity
MEMBERS® Variable Annuity II
MEMBERS® Choice Variable Annuity
MEMBERS® Variable Annuity III
MEMBERS® Variable Universal Life
MEMBERS® Variable Universal Life II

Distributed by:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

Member FINRA & SIPC

Telephone:
(319) 352-4090
(800) 798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

Move confidently into the futureTM

SEMIANNUAL REPORT

To reduce service expenses, CUNA Mutual Insurance Society may send only one copy of this booklet per household, regardless of the number of policyowners at the household. However, any policyowner may obtain additional copies of this booklet upon request to CUNA Mutual Insurance Society.

If you have questions, please call CUNA Mutual Insurance Society at 1.800.798.5500.

As with all variable annuity contracts, variable life insurance policies and mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

CUNA Mutual Insurance Society 2000 Heritage Way Waverly, IA 50677

Form 1950-0811

S E M I A N N U A L R E P O R T S
For Period Ended June 30, 2011

This booklet contains the semiannual reports for the following mutual funds in which each of the CUNA Mutual Variable Annuity Account and CUNA Mutual Variable Life Insurance Account invests:

MFS® Strategic Income SeriesSM of the MFS® Variable Insurance TrustSM.

Oppenheimer High Income Fund/VA of the Oppenheimer Variable Account Funds.

Templeton Developing Markets Securities Fund of the Franklin Templeton Variable Insurance Products Trust.

T. Rowe Price International Stock Portfolio of the T. Rowe Price International Series, Inc.

MEMBERS® Variable Annuity
MEMBERS® Variable Universal Life
MEMBERS® Variable Universal Life II
Ultra Vers-ALL LIFESM

Distributed by:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

Member FINRA & SIPC

Telephone:
(319) 352-4090
(800) 798-5500

This material is for reporting purposes only and shall not be used in connection with a solicitation, offer or any proposed sale or purchase of securities unless preceded or accompanied by a prospectus.

Move confidently into the futureTM

SEMIANNUAL REPORTS

MEMBERS® Variable Universal Life II and MEMBERS® Variable Annuity no longer accept new payments and do not allow transfers of money from other subaccounts to the subaccounts that invest in the mutual funds described in this booklet.

MEMBERS® Variable Universal Life does accept new premium for the T. Rowe Price International Stock subaccount and also allows transfers of money to the subaccount that invests in that fund.

If you own a MEMBERS® Variable Annuity, MEMBERS® Variable Universal Life or MEMBERS® Variable Universal Life II, you will also receive a booklet that contains the semiannual report for that product as well as a semiannual report for other mutual funds in which the CUNA Mutual Variable Annuity Account and CUNA Mutual Variable Life Insurance Account invest.

To reduce service expenses, CUNA Mutual Insurance Society may send only one copy of this booklet per household, regardless of the number of owners at the household. However, any owner may obtain additional copies of this booklet upon request to CUNA Mutual Insurance Society.

If you have questions, please call CUNA Mutual Insurance Society at 1.800.798.5500.

As with all variable annuity contracts, variable life insurance policies and mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

CUNA Mutual Insurance Society 2000 Heritage Way Waverly, IA 50677

Form 1925 0811

S E M I A N N U A L R E P O R T S
For Period Ended June 30, 2011

This booklet contains semiannual reports for the following mutual funds in which the CUNA Mutual Variable Annuity Account invests:

BlackRock Global Allocation V.I. Fund, a series of BlackRock Variable Series Funds, Inc.

Franklin High Income Securities Fund, Franklin Income Securities Fund and Mutual Global Discovery Securities Fund, each a series of Franklin Templeton Variable Insurance Products Trust.

Invesco V.I. Global Real Estate Fund and Invesco V.I. Government Securities, Invesco Van Kampen V.I. Mid Cap Growth Fund and Invesco Van Kampen V.I. Growth and Income Portfolio, a series of AIM Variable Insurance Funds (Invesco Variable Insurance Funds).

Oppenheimer International Growth Fund®/VA, a series of Panorama Series Fund, Inc., and Oppenheimer Main Street Small- & Mid-Cap Fund®/VA and Oppenheimer Main Street Fund®/VA, each a series of Oppenheimer Variable Account Funds.

PIMCO CommodityRealReturn® Strategy Portfolio, PIMCO Total Return Portfolio and PIMCO Global Bond Portfolio (Unhedged), each a series of the PIMCO Variable Insurance Trust.

MEMBERS® Variable Annuity
MEMBERS® Variable Annuity II
MEMBERS® Choice Variable Annuity
MEMBERS® Variable Annuity III

Distributed by:
CUNA Brokerage Services, Inc.
Office of Supervisory Jurisdiction
2000 Heritage Way
Waverly, IA 50677

Member FINRA & SIPC

Telephone:
(319) 352-4090
(800) 798-5500

Move confidently into the futureTM

SEMIANNUAL REPORTS

To reduce service expenses, CUNA Mutual Insurance Society may send only one copy of this booklet per household, regardless of the number of policyholders at the household. However, any contract or policyowner may obtain additional copies of this booklet upon request to CUNA Mutual Insurance Society.

If you have questions, please call CUNA Mutual Insurance Society at 1.800.798.5500.

As with all variable annuity contracts and mutual funds, the Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities, nor does the SEC guarantee the accuracy or adequacy of any prospectus. Any statement to the contrary is a criminal offense.

CUNA Mutual Insurance Society 2000 Heritage Way Waverly, IA 50677

Form 10000480 0811